Total
Johnson Opportunity Fund
The Johnson Opportunity Fund
INVESTMENT OBJECTIVE
Long term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Johnson Opportunity Fund - USD ($)	Class I	Class S
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Johnson Opportunity Fund	Class I	Class S
Management Fees	0.90%	0.90%
Shareholder Servicing Fee	none	0.25%
Other Expenses	none	none
Total Annual Fund Operating Expenses	0.90%	1.15%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example - Johnson Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	92	288	500	1,112
Class S	118	367	636	1,404

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in equity securities of small and medium sized U.S. companies (those with a market capitalization below $20 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the Fund’s portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/technical factors. Finally, the Adviser’s dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 21.39% in the fourth quarter of 2020, and the lowest return was -26.93% in the first quarter of 2020.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Opportunity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Return Before Taxes	(12.46%)	6.36%	10.54%
After Taxes on Distributions | Class I	Return After Taxes on Distributions	(13.44%)	4.78%	8.64%
After Taxes on Distributions and Sale of Fund Shares | Class I	Return After Taxes on Distributions and Sale of Fund Shares	(6.86%)	4.69%	8.15%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	(18.37%)	5.89%	10.03%

The Russell 2500 Index is the established benchmark.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.